INTEREST-BEARING LOANS AND BORROWING (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 1,298.1	R$ 982.6
Interest-bearing loans and borrowings, noncurrent	2,203.0	2,788.1
Debt Denominated In U S Dollars [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	0.0	6.2
Interest-bearing loans and borrowings, noncurrent
Debt Denominated In U S Dollars [Member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	14.00%	14.00%
Debt Denominated In Other Latin American Currencies [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 124.6	R$ 98.8
Interest-bearing loans and borrowings, noncurrent	R$ 281.0	R$ 322.5
Debt Denominated In Other Latin American Currencies [Member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	11.48%	10.39%
Debt Denominated In C A D Dollars [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 130.1	R$ 123.3
Interest-bearing loans and borrowings, noncurrent	R$ 350.2	R$ 387.7
Debt Denominated In C A D Dollars [Member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	5.63%	5.32%
Reais Debt [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 893.7	R$ 597.6
Interest-bearing loans and borrowings, noncurrent	1,180.7	1,624.7
Reais Debt [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	13.4	12.3
Interest-bearing loans and borrowings, noncurrent	R$ 111.6	R$ 125.1
Reais Debt [Member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	11.17%	9.43%
Reais Debt [Member] | Weighted Average [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	9.47%	9.61%
Reais Debt Related To I C M S [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	R$ 103.2	R$ 113.3
Interest-bearing loans and borrowings, noncurrent	194.3	266.4
Reais Debt Related To I C M S [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Interest-bearing loans and borrowings, current	33.0	31.1
Interest-bearing loans and borrowings, noncurrent	R$ 85.1	R$ 61.7
Reais Debt Related To I C M S [Member] | Weighted Average [Member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	2.95%	2.95%
Reais Debt Related To I C M S [Member] | Weighted Average [Member] | Floating interest rate [member]
IfrsStatementLineItems [Line Items]
Average rate	6.56%	6.97%